Note 10 - Capital Risk Management - Capital Components (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Equity	$ 220,239	$ 175,918	$ 154,142
Cash, cash equivalents and term deposits	(160,395)	(138,347)
	$ 59,844	$ 37,571